Trade payables	12 Months Ended
Dec. 31, 2022
Trade payables
Trade payables

18.Trade payables

	As at December 31
(in EUR 000)	2022	2021
Payables	1,873	2,394
Invoices to be received	3,112	1,601
Total Trade payables	4,985	3,995

The increase in total trade payables of €1.0 million as at December 31, 2022 is due to an increase in invoices to be received of €1.5 million which is compensated by the decrease in trade payables of €0.5 million.

The increase in invoices to be received is due to effect of higher clinical, R&D activities and manufacturing activities. The company normally settles its trade payables in 30 days.